Significant Accounting Policies and Practices (Details) - Schedule of amortization over the next five years - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Amortization Over The Next Five Years Abstract
2023	$ 489,968	$ 407,848
2024	418,007	347,936
2025	276,960	231,624
2026	249,079	219,749
2027	206,743
Thereafter	691,296	732,024
Total	2,332,053
Intangible assets not subject to amortization	194,710
Total Intangible Assets	$ 2,526,763	$ 2,432,841